Chad E. Fickett
Assistant General Counsel
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 1209 office
414 625 1209 fax chadfickett@northwesternmutual.com

VIA EDGAR

May 4, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-8629

RE:	Northwestern Mutual Variable Life Account II/Executive Variable Universal Life

Post-Effective Amendment No. 13 to

Form N-6 Registration Statement (“Registration Statement”)

File Nos.: 333-136305; 811-21933; EDGAR CIK: 0001359314

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2015, for the above-referenced entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 13 to the Registration Statement on Form N-6. The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2015.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett

Assistant General Counsel